Commitments (Tables)	6 Months Ended
Jun. 30, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Contractual obligation, fiscal year maturity schedule
The following table is a summary of our contractual obligations at June 30, 2022 that are due in 2022 and in each of the next four years and thereafter.

	2022	2023	2024	2025	2026	THERE- AFTER	TOTAL
Commitments for property, plant and equipment and intangible assets	826	1,377	775	559	388	1,060	4,985
Purchase obligations	318	497	385	338	399	390	2,327
Leases committed not yet commenced	7	3	6	—	—	—	16
Total	1,151	1,877	1,166	897	787	1,450	7,328